Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (40,494)	$ (58,092)	$ (15,625)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	481	342	228
Stock-based compensation	8,793	2,211	439
Stock-based compensation to service providers	354	115	52
Revaluation of warrants and accretion	(8,122)	6,599	1,106
Revaluation of convertible loan		17,866
Change in operating assets and liabilities:
Increase in trade receivable	(2,015)	(50)	(137)
Decrease (increase) in prepaid expenses and other receivables	1,219	(2,228)	(371)
Operating lease ROU assets and liabilities, net	(84)
Increase (decrease) in trade payables	(769)	458	(1,063)
Increase (decrease) in employees and payroll accruals	(234)	1,557	367
Increase (decrease) in deferred revenue	(375)	445	75
Increase (decrease) in accrued expenses and other payables	884	4,361	(356)
Net cash used in operating activities	(40,362)	(26,416)	(15,285)
Cash flows from investing activities:
Change in bank deposits	(400)	100	9,860
Purchase of property and equipment	(918)	(784)	(156)
Net cash provided by (used in) investing activities	(1,318)	(684)	9,704
Cash flows from financing activities:
Proceeds from short-term loan		4,715
Repayment of long-term loan		(2,639)	(1,585)
Proceeds from issuance of redeemable convertible preferred shares and warrants for the purchase of Series B-2 redeemable convertible preferred shares			1,190
Proceeds from recapitalization and PIPE offering, net of issuance costs		98,587
Repayment of short-term loan	(5,218)
Proceeds from exercise of warrants		12,859	256
Proceeds from exercise of options	277	223	30
Proceeds from convertible loan		11,337	1,641
Net cash provided by (used in) financing activities	(4,941)	125,082	1,532
Effect of exchange rate fluctuations on cash and cash equivalent	(1,189)
Increase (decrease) in cash, cash equivalents and restricted cash	(45,432)	97,982	(4,049)
Cash, cash equivalents and restricted cash at the beginning of the year	100,936	2,954	7,003
Cash, cash equivalents and restricted cash at the end of the year	54,315	100,936	2,954
Supplemental non-cash disclosure:
Exercise of warrants into convertible preferred shares		4,389	85
Issuance of private warrants		6,598
Conversion of convertible loan into ordinary shares upon the recapitalization		30,844
Conversion of preferred shares into ordinary shares upon the recapitalization		63,467
Purchase of property and equipment	$ 7	$ 340